UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY EQUITY FUND
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each
investment category to total net assets	Quantity	Market Value

COMMON STOCKS (96.0%)

Aerospace & Military Technology (7.1%)
Goodrich Corp.	3,500	$155,190
Honeywell International Inc.	5,000	187,500
		342,690
Banks (4.4%)
MBNA Corp	8,500	209,440
		209,440
Basic Materials (3.6%)
*Alcoa, Inc.	7,000	170,940
		170,940
Broadcasting (4.9%)
Time Warner Inc.	13,000	235,430
		235,430
Chemicals (7.3%)
DOW Chemical	4,000	166,680
3M Co.	2,500	183,400
		350,080
Communications Equipment (9.4%)
*Cisco Systems, Inc.	12,000	215,160
L-3 Communications	3,000	237,210
		452,370
Computer Hardware (11.2%)
Computer Associates International	7,000	194,670
*Dell Inc.	5,000	171,000
Intel Corp	7,000	172,550
		538,220
Computer Services (3.3%)
*NCR Corporation	5,000	159,550
		159,550
Drugs and Pharmaceuticals (12.3%)
*Abbott Laboratories	4,500	190,800
Johnson & Johnson	3,000	189,840
Pfizer Inc.	8,500	212,245
		592,885
Energy (4.6%)
General Electric	6,500	218,855
		218,855
Financial (8.0%)
American Express Company	3,500	201,040
Merrill Lynch	3,000	184,050
		385,090
Medical Equipment (3.4%)
* Boston Scientific Corp.	7,000	163,590
		163,590
Oil And Gas Operations (9.1%)
Apache Corp	3,000	225,660
ConocoPhillips	3,000	209,730
		435,390
Publishing (3.6%)
Gannett Co. Inc.	2,500	172,075
		172,075
Software And Programming (3.8%)
Microsoft Corp.	7,000	180,110
		180,110

TOTAL COMMON STOCKS (COST: $4,396,092)		$4,606,715

CORPORATE BOND EQUIVALENT (2.5%)
Travelers PPTY Cas. Corp.	5,000	$120,300
TOTAL CORPORATE BOND EQUIVALENT (COST: $112,563)		$120,300

TOTAL INVESTMENTS IN SECURITIES (COST: $4,508,655)		$4,727,015
OTHER ASSETS LESS LIABILITIES		73,680

NET ASSETS		$4,800,695

*Non-income producing

Note: INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,508,655.  The net unrealized appreciation of investments based on the cost was $218,359, which is comprised of $516,918 aggregate gross unrealized appreciation and $298,559 aggregate gross unrealized depreciation.

INTEGRITY VALUE FUND
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (91.7%)

BANKS (2.6%)
J.P. Morgan Chase & Co.	4,000	$135,720
		135,720
BIOTECHNOLOGY & DRUGS (5.1%)
*Angiotech Pharmaceuticals, Inc.	19,000	266,380
		266,380
COMPUTER HARDWARE (7.6%)
*Hyperion Solutions	3,000	145,950
Intel Corp.	10,000	246,500
		392,450
COMPUTER SERVICES (5.2%)
*Netease.com Inc. ADR	3,000	270,030
		270,030
DIVERSIFIED ELECTRONICS (2.3%)
Anixter International Inc.	3,000	120,990
		120,990
DRUGS AND PHARMACEUTICALS (14.3%)
*Andrx Group	12,000	185,160
*Kos Pharmaceuticals, Inc.	3,000	200,790
Merck & Co.	8,000	217,680
Wyeth	3,000	138,810
		742,440
ENGINEERING (3.5%)
*Hovnanian Enterprises	3,500	179,200
		179,200
FINANCIAL (10.6%)
*Affiliated Managers Group	2,000	144,840
*E-Trade Financial Corp.	9,000	158,400
Merrill Lynch	4,000	245,400
		548,640
HEALTHCARE (4.2%)
*Genzyme Corp.	3,000	214,920
		214,920
INSURANCE (11.8%)
Berkley (W.R.)	6,000	236,880
St. Paul Travelers	5,000	224,350
Everest Reinsurance Group Ltd.	1,500	146,850
		608,080
MACHINERY & EQUIPMENT (3.4%)
Caterpillar Inc.	3,000	176,250
		176,250
MEDICAL EQUIPMENT (3.6%)
*Boston Scientific Corp.	8,000	186,960
		186,960
OIL AND GAS OPERATIONS (8.5%)
ConocoPhillips	3,500	244,685
*Maverick Tube	6,500	195,000
		439,685
SEMICONDUCTORS (9.0%)
*Lam Research Corp.	8,000	243,760
Texas Instruments	6,500	220,350
		464,110

TOTAL COMMON STOCKS (COST: $4,216,293)		$4,745,855

REPURCHASE AGREEMENTS (5.0%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $256,843)	256,843	$256,843
3.37%, dated 09/07/05, due 10/05/05, Collateralized by U.S. Treasury obligations

SHORT-TERM SECURITIES (4.4%)	Shares
Wells Fargo Advantage Investment Money Market	147,000	$147,000
Wells Fargo Advantage Treasury Plus Money Market	79,653	79,653
TOTAL SHORT-TERM SECURITIES (COST: $226,653)		$226,653

TOTAL INVESTMENTS IN SECURITIES (COST: $4,699,789)		$5,229,351
OTHER ASSETS LESS LIABILITIES		(51,246)

NET ASSETS		$5,178,105

ADR - American Depository Receipt

*Non-income producing

Note: INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,699,789.  The net unrealized appreciation of investments based on the cost was $529,562, which is comprised of $904,673 aggregate gross unrealized appreciation and $375,111aggregate gross unrealized depreciation.

INTEGRITY SMALL CAP GROWTH FUND
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (91.4%)

BIOTECHNOLOGY & DRUGS (3.4%)
*Angiotech Pharmaceuticals, Inc.	38,000	$532,760
		532,760
CHEMICALS (2.0%)
Agrium	14,500	318,565
		318,565
COMPUTER HARDWARE (9.6%)
*Hyperion Solutions	11,000	535,150
Intel Corp.	20,000	493,000
*ManTech International	18,000	475,380
		1,503,530
COMPUTER NETWORKING (3.1%)
*Cerner Corp.	5,500	478,115
		478,115
COMPUTER SERVICES (4.6%)
*Netease.com Inc. ADR	8,000	720,080
		720,080
DIVERSIFIED ELECTRONIC (5.2%)
Anixter International Inc.	20,000	806,600
		806,600
DRUGS & PHARMACEUTICALS (9.2%)
*Andrx Group	45,000	694,350
*Kos Pharmaceuticals, Inc.	11,000	736,230
		1,430,580
ENGINEERING (2.3%)
*Hovnanian Enterprises	7,000	358,400
		358,400
FINANCIAL (9.4%)
*Affiliated Managers Group	8,000	579,360
*Dime Bancorp Warrants	20,400	3,264
*E*Trade Financial Corp.	50,000	880,000
		1,462,624
HEALTHCARE (6.3%)
*Amsurg Corporation	20,000	547,200
*Express Scripts	7,000	435,400
		982,600
HOSPITALS (3.0%)
*Community Health Systems	12,300	477,363
		477,363
INSURANCE (5.9%)
Berkley (W.R.)	13,500	532,980
Everest Reinsurance Group Ltd.	4,000	391,600
		924,580
OIL & GAS OPERATIONS (8.2%)
*Maverick Tube	10,500	315,000
*Newfield Exploration	9,800	481,180
*Precision Drilling	10,000	492,000
		1,288,180
SEMICONDUCTOR (9.0%)
*Lam Research Corp.	24,000	731,280
Texas Instruments	20,000	678,000
		1,409,280
TELECOMMUNICATIONS (3.9%)
Turkcell ADR	44,516	607,643
		607,643
TRANSPORTATION (6.3%)
Arkansas Best	10,500	366,135
Hunt (JB) Transport	15,000	285,150
*Yellow Roadway Corp.	8,000	331,360
		982,645

TOTAL COMMON STOCKS (COST: $10,934,026)		$14,283,545

REPURCHASE AGREEMENT (3.9%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $616,423)	616,423	$616,423
3.37%, dated 09/07/05, due 10/05/05, Collateralized by U.S. Treasury Obligations

SHORT-TERM SECURITIES (2.2%)	Shares
Wells Fargo Advantage Investment Money Market	340,335	$340,335
TOTAL SHORT-TERM SECURITIES (COST: $340,335)		$340,335

TOTAL INVESTMENTS IN SECURITIES (COST: $11,890,784)		$15,240,303
OTHER ASSETS LESS LIABILITIES		392,160

NET ASSETS		$15,632,463

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,890,784.  The net unrealized appreciation of investments based on the cost was $3,349,519, which is comprised of $3,902,728 aggregate gross unrealized appreciation and $553,209 aggregate gross unrealized depreciation.

INTEGRITY HEALTH SCIENCES FUND
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (91.9%)

BIOTECHNOLOGY & DRUG (4.7%)
*Angiotech Pharmaceuticals, Inc.	29,000	$406,580
		406,580
COMPUTER HARDWARE (6.8%)
*Hyperion Solutions	6,000	291,900
Intel Corp.	12,000	295,800
		587,700
DIVERSIFIED ELECTRONIC (2.8%)
Anixter International Inc.	6,000	241,980
		241,980
DRUGS AND PHARMACEUTICALS (34.8%)
*Amgen, Inc.	6,000	478,020
*Andrx Group	28,000	432,040
*Caremark RX, Inc.	9,400	469,342
*King Pharmaceutical, Inc.	30,000	461,400
*Kos Pharmaceuticals, Inc.	6,000	401,580
Merck & Co.	17,000	462,570
Wyeth	7,000	323,890
		3,028,842
FINANCIAL (3.3%)
*Affiliated Managers Group	4,000	289,680
		289,680
HEALTHCARE (21.0%)
*Express Scripts	8,000	497,600
*Genzyme Corp.	6,500	465,660
Quest Diagnostics Inc.	8,000	404,320
*WellPoint Inc.	6,000	454,920
		1,822,500
HOSPITAL (9.0%)
*Community Health Systems	10,000	388,100
*Lifepoint Hospitals Inc.	9,000	393,570
		781,670
MEDICAL EQUIPMENT (4.8%)
*Boston Scientific Corp.	18,000	420,660
		420,660
SEMICONDUCTOR (4.7%)
Texas Instruments	12,000	406,800
		406,800

TOTAL COMMON STOCKS (COST: $6,549,859)		$7,986,412

REPURCHASE AGREEMENT (4.7%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $410,926)	410,926	$410,926
3.37%, dated 09/07/05, due 10/05/05,Collateralized by U.S. Treasury obligations

SHORT-TERM SECURITIES (2.6%)	Shares
Wells Fargo Advantage Investment Money Market	225,885	$225,885
TOTAL SHORT-TERM SECURITIES (COST: $225,885)		$225,885

TOTAL INVESTMENTS IN SECURITIES (COST: $7,186,670)		$8,623,223
OTHER ASSETS LESS LIABILITIES		68,363

NET ASSETS		$8,691,586

* Non-income producing

Note: INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $7,186,670.  The net unrealized appreciation of investments based on the cost was $1,436,553, which is comprised of $2,062,894 aggregate gross unrealized appreciation and $626,341aggregate gross unrealized depreciation.

INTEGRITY TECHNOLOGY FUND
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (91.3%)

Biotechnology & Drugs (2.9%)
*Angiotech Pharmaceuticals, Inc.	19,000	$266,380
		266,380
Business Service (4.7%)
*Labor Ready Inc.	17,000	436,050
		436,050
Computer Hardware (19.0%)
Auto Desk	10,000	464,400
*Hyperion Solutions	4,000	194,600
Infosys Technologies ADR	5,000	371,400
Intel Corp.	20,000	493,000
*Symantec Corp.	10,280	232,945
		1,756,345
Computer Services (6.2%)
*CACI Intl	3,500	212,100
*Netease.com Inc. ADR	4,000	360,040
		572,140
Diversified Electronic (7.3%)
*Anixter International Inc.	10,000	403,300
*Benchmark Electronic	9,015	271,532
		674,832
Drugs and Pharmaceuticals (11.9%)
*Andrx Group	16,000	246,880
*Kos Pharmaceuticals, Inc.	5,000	334,650
Merck & Co.	9,000	244,890
Wyeth	6,000	277,620
		1,104,040
Entertainment (0.0%)
*Champion Auto Racing	18,890	4,061
		4,061
Financial (6.5%)
*Affiliated Managers Group	4,000	289,680
*E-Trade Financial Corp.	18,000	316,800
		606,480
Healthcare (3.1%)
*Genzyme Corp.	4,000	286,560
		286,560
Medical Equipment (2.0%)
* Boston Scientific Corp.	8,000	186,960
		186,960
Semiconductor (8.4%)
*Lam Research Corp.	10,000	304,700
Texas Instruments	14,000	474,600
		779,300
Telecommunications (19.3%)
America Movil SA	13,500	355,320
*Covad Communications Group Inc.	667	707
Harris Corp.	12,000	501,600
*j2 Global Communications	8,200	331,444
*Trimble Navigation	5,595	188,495
Turkcell ADR	30,000	409,500
		1,787,066

TOTAL COMMON STOCKS (COST: $6,014,915)		$8,460,214

REPURCHASE AGREEMENTS (3.3%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $308,180)	308,180	$308,180
3.37%, Dated 09/07/05, Due 10/05/05, Collateralized by U.S. Treasury Obligations

SHORT-TERM SECURITIES (2.9%)	Shares
Wells Fargo Advantage Investment Money Market	238,883	$238,883
Wells Fargo Advantage Treasury Plus Money Market	30,230	30,230
TOTAL SHORT-TERM SECURITIES (COST: $269,113)		$269,113

TOTAL INVESTMENTS IN SECURITIES (COST: $6,592,208)		$9,037,507
OTHER ASSETS LESS LIABILITIES		224,626

NET ASSETS		$9,262,133

ADR - American Depository Receipt
*Non-income producing

Note: INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $6,592,208.  The net unrealized appreciation of investments based on the cost was $2,445,299, which is comprised of $2,832,672 aggregate gross unrealized appreciation and $387,373 aggregate gross unrealized depreciation.

INTEGRITY ALL SEASON FUND
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (2.3%)

BUILDING-RESIDENTIAL/COMMERCIAL (0.4%)
Tech Olympic USA, Inc.	7.500%	03/15/11	$30,000	$27,900
				27,900
CASINO HOTEL (0.4%)
Trump Entertainment Resorts	8.500	06/01/15	29,000	28,057
				28,057
FOOD-RETAIL (0.3%)
Landry's Restaurant	7.500	12/15/14	29,000	27,550
				27,550
MISCELLANEOUS MANUFACTURER (0.3%)
Propex Fabrics Inc.	10.000	12/01/12	30,000	27,750
				27,750
MULTIMEDIA (0.3%)
Carmike Cinemas	7.500	02/15/14	31,000	26,970
				26,970
RETAIL-JEWELRY (0.3%)
Finlay Fine Jewelry Corp	8.375	06/01/12	31,000	25,808
				25,808
TELECOM SERVICES (0.3%)
Grande Communications	14.000	04/01/11	28,000	27,300
				27,300

TOTAL CORPORATE BONDS (COST: $196,635)				$191,335

COMMON STOCKS (7.6%)

BASIC MATERIALS (0.6%)			Shares
Brascan Corporation			1,000	$46,600
				46,600
CONSUMER PRODUCTS (0.2%)
*Tejon Ranch Corporation			350	16,450
				16,450
DIVERSIFIED ELECTRONICS (1.0%)
AVX Corporation			2,800	35,672
*Agilent Technologies			1,400	45,850
				81,522
ENERGY (2.0%)
American Power Conversion Corp.			1,400	36,260
*Ballard Power Systems Inc.			6,042	33,775
*Evergreen Solar Inc.			5,174	48,273
*Nabors Industries			600	43,098
				161,406
FINANCIAL (1.1%)
Legg Mason Inc			300	32,907
Millea Holdings Inc.			500	40,420
*Trammell Crow Company			700	17,276
				90,603
INDUSTRIAL GASES (0.5%)
Alexander & Baldwin			700	37,268
				37,268
INSURANCE (1.4%)
*Covanta Holding Corp.			3,000	40,290
MBIA Inc.			600	36,372
Radian Group			700	37,170
				113,832
METALS (0.5%)
Posco Ads			700	39,592
				39,592
REAL ESTATE INVESTMENT TRUSTS (0.2%)
St. Joe Company			250	15,612
				15,612
RETAIL (0.1%)
*Sears Holdings Corporation			100	12,442
				12,442

TOTAL COMMON STOCKS (COST: $597,916)				$615,327

EXCHANGE TRADED FUNDS (8.8%)			Shares
IShares MSCI Pacific ex-Japan			3,870	399,191
*PowerShares Wilderhill Clean Energy Port			18,011	319,515
TOTAL EXCHANGE TRADED FUNDS (COST: $722,533)				$718,706

SHORT-TERM SECURITIES (71.7%)			Shares
Wells Fargo Advantage Investment Money Market			5,845,975	$5,845,975
TOTAL SHORT-TERM SECURITIES (COST: $5,845,975)				$5,845,975

TOTAL INVESTMENTS IN SECURITIES (COST: $7,363,059)				$7,371,343
OTHER ASSETS LESS LIABILITIES				776,713

NET ASSETS				$8,148,056

*Non-income producing

Note: INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $7,363,059.  The net unrealized appreciation of investments based on the cost was $8,284, which is comprised of $39,159 aggregate gross unrealized appreciation and $30,875aggregate gross unrealized depreciation.

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (89.3%)

AEROSPACE & DEFENSE (1.8%)
Spacehab	8.000%	10/15/07	$1,095,000	$974,824
				974,824
AUTO-CARS/LIGHT TRUCKS (3.6%)
General Motors Acceptance Corp.	8.000	11/01/31	2,192,000	1,918,430
				1,918,430
BROADCAST SERV/PROGRAM (2.1%)
Liberty Media Corp	8.250	02/01/30	1,180,000	1,139,475
				1,139,475
BUILDING-RESIDENTIAL/COMMERCIAL (0.8%)
Standard Pacific Corporation	6.250	04/01/14	243,000	224,775
Tech Olympic USA, Inc.	7.500	03/15/11	243,000	225,990
				450,765
CASINO HOTEL (4.7%)
Magna Entertainment	7.250	12/15/09	547,000	574,558
Trump Entertainment Resorts	8.500	06/01/15	1,994,000	1,929,195
				2,503,753
COMPUTERS (3.5%)
Safeguard Scientifics	2.625	03/15/24	2,668,000	1,851,966
				1,851,966
ELECTRONIC COMPUTER-SEMICONDUCTOR (4.5%)
Advanced Micro Devices	7.750	11/01/12	400,000	411,000
Amkor Technologies, Inc.	7.750	05/15/13	2,331,000	1,987,177
				2,398,177
FINANCE-AUTO LOANS (3.6%)
Ford Motor Credit Co	7.000	10/01/13	2,062,000	1,907,670
				1,907,670
FINANCE-INVEST BNKR/BRKR (2.6%)
Labranche & Company	11.000	05/15/12	1,254,000	1,384,102
				1,384,102
FINANCE-OTHER SERVICES (3.5%)
Athena Neuro Finance	7.250	02/21/08	1,925,000	1,862,437
				1,862,437
FOOD (6.9%)
Landry's Restaurant	7.500	12/15/14	2,000,000	1,900,000
Marsh Supermarkets	8.875	08/01/07	1,826,000	1,771,220
				3,671,220
MARINE SERVICES (2.4%)
Great Lakes Dredge & Dock	7.750	12/15/13	1,378,000	1,284,985
				1,284,985
MEDICAL-HOSPITALS (2.6%)
Tenet Healthcare	6.875	11/15/31	1,661,000	1,378,630
				1,378,630
MISCELLANEOUS MANUFACTURER (4.3%)
Propex Fabrics Inc.	10.000	12/01/12	2,456,000	2,271,800
				2,271,800
MULTIMEDIA (1.6%)
Carmike Cinemas	7.500	02/15/14	1,000,000	870,000
				870,000
OIL CO.-EXPLOR. & PROD. (4.6%)
Callon Petroleum	9.750	12/08/10	981,000	1,030,050
Mission Resources Corp	9.875	04/01/11	1,297,000	1,420,215
				2,450,265
OIL REFINING & MARKETING (3.4%)
United Refining	10.500	08/15/12	1,707,000	1,809,420
				1,809,420
RECREATIONAL CENTERS (4.5%)
Bally Total Fitness	10.500	07/15/11	1,410,000	1,431,150
Town Sports International	9.625	04/15/11	905,000	938,938
				2,370,088
RESIDENTIAL (3.1%)
William Lyon Homes	10.750	04/01/13	1,531,000	1,664,962
				1,664,962
RESORTS-THEMEPARKS (2.6%)
Six Flags Inc.	8.875	02/01/10	173,000	171,270
Six Flags Inc.	9.750	04/15/13	1,208,000	1,192,900
				1,364,170
RETAIL-JEWELRY (4.0%)
Finlay Fine Jewelry Corp	8.375	06/01/12	2,578,000	2,146,185
				2,146,185
RETAIL MAJOR DEPARTMENT STORE (3.6%)
Toys R Us	7.375	10/15/18	2,367,000	1,917,270
				1,917,270
RETAIL-REGIONAL DEPARTMENT STORE (0.4%)
Dillards, Inc.	7.750	05/15/27	120,000	116,850
Dillards, Inc.	7.000	12/01/28	129,000	118,357
				235,207
STORAGE/WAREHOUSING (0.3%)
Mobile Mini Inc.	9.500	07/01/13	128,000	141,440
				141,440
TELECOM SERVICES (8.8%)
Ciena Corporation	3.750	02/01/08	2,108,000	1,928,896
Grande Communications	14.000	04/01/11	42,000	40,950
PacWest Telecom Inc.	13.500	02/01/09	180,000	178,200
Time Warner Telecom	9.750	07/15/08	977,000	991,655
US West Communications	8.875	06/01/31	1,514,000	1,536,710
				4,676,411
TELEPHONE-INTEGRATED (2.5%)
Level 3 Communications Inc.	9.125	05/01/08	1,001,000	810,810
Level 3 Communications Inc.	11.000	03/15/08	599,000	522,628
				1,333,438
TEXTILE (3.0%)
Unifi Inc.	6.500	02/01/08	1,842,000	1,620,960
				1,620,960

TOTAL CORPORATE BONDS (COST: $48,088,684)				$47,598,050

SHORT-TERM SECURITIES (4.2%)			Shares
Wells Fargo Advantage Investment Money Market			454,014	$454,014
Wells Fargo Advantage Treasury Plus Money Market			1,809,000	1,809,000
TOTAL SHORT-TERM SECURITIES (COST: $2,263,014)				$2,263,014

TOTAL INVESTMENTS IN SECURITIES (COST: $50,351,698)				$49,861,064
OTHER ASSETS LESS LIABILITIES				3,431,136

NET ASSETS				$53,292,200

Note: INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $50,351,698.  The net unrealized depreciation of investments based on the cost was $490,634, which is comprised of $665,877 aggregate gross unrealized appreciation and $1,156,511aggregate gross unrealized depreciation.

INTEGRITY MUNICIPAL FUND
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market vaule of each	Rating	Coupon		Principal	Market
investment category to total net assets	Moody's/S&P	Rate	Maturity	Amount	Value

STATE MUNICIPAL BONDS ( 94.3%)

Anchorage, Alaska (Water Rev.) MBIA	Aaa/AAA	5.125%	05/01/29	$25,000	$26,265
Total Alaska Municipal Bonds (2.6%)					26,265

*Coconino Cnty. AZ (Community College) MBIA	Aaa/AAA	4.750	07/01/17	50,000	51,519
#Maricopa Cnty. AZ (Palo Verde Project) AMBAC	Aaa/AAA	5.050	05/01/29	50,000	52,002
Oro Valley, AZ (Municipal Water Proj.) MBIA	Aaa/AAA	5.000	07/01/28	40,000	41,862
Salt River Proj. AZ (Ag Imp & Power Elec. Sys.)	Aa/AA	5.000	01/01/24	25,000	26,559
#Scottsdale, AZ General Obligation	Aaa/AAA	5.000	07/01/24	25,000	26,586
Total Arizona Municipal Bonds (20.0%)					198,528

#Colorado Springs, CO Utility Rev.	Aa/AA	5.000	11/15/27	25,000	25,513
Total Colorado Municipal Bonds (2.6%)					25,513

Marco Island, FL (Utility Rev.) MBIA	Aaa/AAA	5.000	10/01/27	25,000	26,232
Tampa, FL Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/26	50,000	52,260
Total Florida Municipal Bonds (7.9%)					78,492

#Illinois State General Obligation	Aa-3/AA	5.000	06/01/28	25,000	26,001
Total Illinois Municipal Bonds (2.6%)					26,001

*Michigan St. Bldg. Rev.	Aa-3/AA-	5.000	10/15/24	25,000	26,251
Total Michigan Municipal Bonds (2.6%)					26,251

#Minneapolis & St Paul, MN (Airport Rev.) MBIA	Aaa/AAA	5.000	01/01/28	30,000	31,294
Total Minnesota Municipal Bonds (3.1%)					31,294

New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	25,000	25,148
Total New Hampshire Municipal Bonds (2.5%)					25,148

New Jersey State Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	01/01/21	35,000	37,083
Total New Jersey Municipal Bonds (3.7%)					37,083

#Metropolitan Transit Auth. NY FSA	Aaa/AAA	5.000	11/15/27	25,000	26,279
*New York, NY G.O.	A-1/A+	5.000	10/15/29	25,000	25,633
Total New York Municipal Bonds (5.2%)					51,912

#Franklin Cty, OH Hosp. Rev. (Ohio Health) MBIA	Aaa/AAA	5.000	05/15/28	25,000	26,045
*Ohio State (Turnpike Rev.) AMBAC	Aaa/AAA	5.250	02/15/31	30,000	31,257
#University of Cincinnati, Ohio FGIC	Aaa/AAA	5.000	06/01/31	30,000	31,043
Total Ohio Municipal Bonds (8.9%)					88,345

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250	06/01/25	50,000	52,124
#Claremore, OK (Public Works Rev.) FSA	Aaa/AAA	5.000	06/01/29	40,000	41,816
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	25,000	26,009
Total Oklahoma Municipal Bonds (12.1%)					119,949

Amarillo, TX (Independent School District) PSF	Aaa/AAA	5.000	02/01/26	25,000	25,995
*El Paso, TX School District PSF	NR/AAA	5.125	08/15/29	20,000	20,851
San Antonio, TX Water Rev. FGIC	Aaa/AAA	5.125	05/15/29	25,000	26,221
Total Texas Municipal Bonds (7.4%)					73,067

Utah St. University (Student Building) MBIA	Aaa/AAA	5.000	04/01/26	25,000	26,165
Total Utah Municipal Bonds (2.6%)					26,165

Bremerton, WA G.O. AMBAC	Aaa/NR	5.250	12/01/27	25,000	26,700
King County, WA (Public Transportation Sales Tax) MBIA	Aaa/AAA	5.000	06/01/25	25,000	26,316
Seattle, WA G.O.	Aa-1/AAA	5.000	08/01/26	25,000	25,959
Total Washington Municipal Bonds (7.9%)					78,975

*Wisconsin ST. Health & Ed. Facs. (Prohealth Care) AMBAC	Aaa/AAA	5.125	08/15/28	25,000	25,898
Total Wisconsin Municipal Bonds (2.6%)					25,898

TOTAL MUNICIPAL BONDS (COST: $910,861)					$938,886

TOTAL INVESTMENTS IN SECURITIES (COST: $910,861)					$938,886
OTHER ASSETS LESS LIABILITIES					56,609

NET ASSETS					$995,495

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin purchased.
Non-rated (NR) securities in the Fund were investment grade when purchased.

INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $910,861 and the net unrealized appreciation of investments based on the cost was $28,025, which is comprised of $28,890 aggregate gross unrealized appreciation and $865 aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY:	/s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY:	/s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date:	November 23, 2005

BY:	/s/Laura Anderson
LAURA ANDERSON
TREASURER

Date:	November 23, 2005